Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 329.5	$ 287.3	$ 198.4
Gain (loss) on investments	52.6	75.9	5.0
Investment expenses	(11.5)	(11.6)	(10.3)
Net investment income	318.0	275.7	188.1
Fixed income securities — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	161.5	115.7	95.6
Fixed income securities — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	88.2	98.9	57.0
Short-term investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	4.5	5.3	0.6
Short-term investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.1	0.3	0.1
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	45.3	39.9	6.6
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.0	0.2	0.3
Privately-held investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	1.2	0.1	0.0
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	34.9	44.7	24.3
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gain (loss) on investments	$ 6.2	$ 17.8	$ 13.9